CAPITAL WORLD BOND FUND®
CAPITAL WORLD BOND FUND®
Investment objective

The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 26 of the prospectus and on page 61 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees CAPITAL WORLD BOND FUND®	Class A		Class 529-A		Class B	Class 529-B	Class C	Class 529-C	Class 529-E	Class F-1	Class 529-F-1	Class F-2	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6	Class R-2E
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%		3.75%		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	1.00%	[1]	5.00%	5.00%	1.00%	1.00%	none	none	none	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses CAPITAL WORLD BOND FUND®	Class A	Class B	Class C	Class F-1	Class F-2	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2		Class R-2E		Class R-3	Class R-4	Class R-5	Class R-6
Management fees	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%		0.44%		0.44%	0.44%	0.44%	0.44%
Distribution and/or service (12b-1) fees	0.24%	1.00%	1.00%	0.25%	none	0.22%	0.99%	0.99%	0.50%	none	0.99%	0.74%		0.60%	[1]	0.50%	0.25%	none	none
Other expenses	0.22%	0.22%	0.26%	0.21%	0.17%	0.33%	0.35%	0.34%	0.26%	0.33%	0.22%	0.53%	[1]	0.29%	[1]	0.27%	0.18%	0.13%	0.08%
Total annual fund operating expenses	0.90%	1.66%	1.70%	0.90%	0.61%	0.99%	1.78%	1.77%	1.20%	0.77%	1.65%	1.71%		1.33%		1.21%	0.87%	0.57%	0.52%
[1]	Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example CAPITAL WORLD BOND FUND® (USD $)	1 year	3 years	5 years	10 years
Class A	463	651	855	1,441
Class B	669	923	1,102	1,763
Class C	273	536	923	2,009
Class F-1	92	287	498	1,108
Class F-2	62	195	340	762
Class 529-A	472	678	902	1,543
Class 529-B	681	960	1,164	1,886
Class 529-C	280	557	959	2,084
Class 529-E	122	381	660	1,455
Class 529-F-1	79	246	428	954
Class R-1	168	520	897	1,955
Class R-2	174	539	928	2,019
Class R-2E	135	421	729	1,601
Class R-3	123	384	665	1,466
Class R-4	89	278	482	1,073
Class R-5	58	183	318	714
Class R-6	53	167	291	653

For the share classes listed below, you would pay the following if you did not redeem your shares:
Expense Example No Redemption CAPITAL WORLD BOND FUND® (USD $)	1 year	3 years	5 years	10 years
Class B	169	523	902	1,763
Class C	173	536	923	2,009
Class 529-B	181	560	964	1,886
Class 529-C	180	557	959	2,084

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 205% of the average value of its portfolio.

Principal investment strategies

Under normal market circumstances, the fund will invest at least 80% of its assets in bonds and other debt securities. The fund invests primarily in debt securities, including asset-backed and mortgage-backed securities, governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The fund may invest substantially in securities of issuers domiciled outside the United States, including issuers domiciled in developing countries. Normally the fund’s debt obligations will consist substantially of investment-grade bonds (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund may also invest up to 25% of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” The total return of the fund will be the result of interest income, changes in the market value of the fund’s investments and changes in the values of other currencies relative to the U.S. dollar.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with government officials, central banks and company executives. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may also decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled or operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Citigroup World Government Bond Index also reflects certain countries in which the fund may invest. The Lipper Global Income Funds Index includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Consumer Price Index provides a comparison of the fund’s results to inflation. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results.

Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest 8.45% (quarter ended December 31, 2004)

Lowest -5.51% (quarter ended September 30, 2008)

The fund's total return for the nine months ended September 30, 2014, was 2.68%.

Average annual total returns For the periods ended December 31, 2013 (with maximum sales charge):

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Average Annual Returns CAPITAL WORLD BOND FUND®	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	A Before taxes	(6.57%)	4.09%	4.38%	6.66%	Aug. 04, 1987
Class B	B Before taxes	(8.42%)	3.73%	4.14%	5.78%	Mar. 15, 2000
Class C	C Before taxes	(4.66%)	4.06%	3.95%	5.84%	Mar. 15, 2001
Class F-1	F-1 Before taxes	(2.91%)	4.88%	4.78%	6.54%	Mar. 16, 2001
Class F-2	F-2 Before taxes	(2.64%)	5.16%		4.03%	Aug. 01, 2008
Class 529-A	529-A Before taxes	(6.64%)	4.01%	4.33%	6.55%	Feb. 15, 2002
Class 529-B	529-B Before taxes	(8.53%)	3.62%	4.02%	6.31%	Feb. 25, 2002
Class 529-C	529-C Before taxes	(4.69%)	3.98%	3.87%	6.05%	Feb. 28, 2002
Class 529-E	529-E Before taxes	(3.21%)	4.54%	4.41%	6.44%	May 16, 2002
Class 529-F-1	529-F-1 Before taxes	(2.78%)	5.03%	4.89%	6.64%	Sep. 17, 2002
Class R-1	R-1 Before taxes	(3.68%)	4.07%	3.95%	5.69%	Jun. 28, 2002
Class R-2	R-2 Before taxes	(3.69%)	4.07%	3.97%	5.71%	Jul. 09, 2002
Class R-3	R-3 Before taxes	(3.21%)	4.54%	4.41%	6.07%	Jul. 16, 2002
Class R-4	R-4 Before taxes	(2.93%)	4.89%	4.77%	6.64%	Aug. 15, 2002
Class R-5	R-5 Before taxes	(2.62%)	5.20%	5.08%	7.14%	May 15, 2002
Class R-6	R-6 Before taxes	(2.57%)			6.09%	May 01, 2009
After Taxes on Distributions Class A	A After taxes on distributions	(7.49%)	2.85%	2.99%
After Taxes on Distributions and Sale of Fund Shares Class A	A After taxes on distributions and sale of fund shares	(3.70%)	2.74%	2.92%
Barclays Global Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	Barclays Global Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	(2.60%)	3.91%	4.46%		Aug. 04, 1987
Citigroup World Government Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	Citigroup World Government Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	(4.00%)	2.28%	4.15%	6.71%	Aug. 04, 1987
Lipper Global Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	Lipper Global Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	(1.34%)	7.09%	4.76%		Aug. 04, 1987
Consumer Price Index	Consumer Price Index	1.50%	2.08%	2.37%	2.75%	Aug. 04, 1987

Class A annualized 30-day yield at September 30, 2014: 1.40% (For current yield information, please call American FundsLine® at (800) 325-3590.)